CREDIT FACILITIES AND SHORT-TERM NOTES PAYABLE (Details) (USD $)					12 Months Ended			12 Months Ended		12 Months Ended
	Jan. 31, 2014 ONEOK Credit Agreement [Member]	Dec. 31, 2013 ONEOK Credit Agreement [Member]	Dec. 31, 2012 ONEOK Credit Agreement [Member]	Dec. 31, 2013 Partnership 2014 Credit Agreement [Member]	Dec. 31, 2013 Partnership Credit Agreement [Member]	Dec. 31, 2014 Subsequent Event [Member] ONEOK Credit Agreement [Member]	Jan. 31, 2014 Subsequent Event [Member] ONEOK Credit Agreement [Member]	Dec. 31, 2014 Subsequent Event [Member] Partnership 2014 Credit Agreement [Member]	Jan. 31, 2014 Subsequent Event [Member] Partnership 2014 Credit Agreement [Member]	Dec. 31, 2014 Subsequent Event [Member] ONE Gas credit agreement [Member]	Jan. 31, 2014 Subsequent Event [Member] ONE Gas credit agreement [Member]
Line of Credit Facility [Line Items]
Interest Rate Description					Borrowings, if any, will accrue at LIBOR plus 130 basis points.	Borrowings, if any, will accrue at LIBOR plus 125 basis points		Borrowings, if any, will accrue at LIBOR plus 117.5 basis points.		Borrowings, if any, will accrue at LIBOR plus 79.5 basis points
Line of credit facility annual fee description					Annual facility fee is 20 basis points based on our current credit rating.	Annual facility fee is 25 basis points		Annual facility fee is 20 basis points based on our current credit rating.		Annual facility fee is 8 basis points
Maximum debt-to-capital ratio (in hundredths)		67.50%									70.00%
Current debt-to-capital ratio		48.30%
Commercial paper		$ 564,500,000			$ 0
Weighted-average interest rate on short-term debt outstanding (in hundredths)		0.39%	0.46%
Letters of credit issued		2,200,000			0
Indebtedness To Adjusted Ebitda Maximum				5.0			4.0
Indebtedness To Adjusted Ebitda From Acquisitions Maximum				5.5
Indebtedness To Adjusted Ebitda Current				4.0
Acquisition price threshold for increase in permitted debt to EBITDA covenant ratio				25,000,000
Partnership Credit Agreement sublimit for issuance of standby letters of credit	50,000,000								100,000,000		50,000,000
Line of credit facility swingline subfacility	50,000,000								150,000,000
Maximum borrowing capacity		1,200,000,000			1,200,000,000		300,000,000		1,700,000,000		700,000,000
Option to increase borrowing capacity							500,000,000		2,400,000,000		1,200,000,000
Short-term Bank Loans and Notes Payable					$ 0